INVENTORIES (Details) (USD $) In Thousands, unless otherwise specified	Oct. 28, 2012	Oct. 30, 2011
INVENTORIES
Finished products	$ 494,298	$ 463,491
Raw materials and work-in-process	267,877	251,324
Materials and supplies	188,346	171,008
Total	$ 950,521	$ 885,823